Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Telesat Corporation Shares	Accumulated earnings	Equity- settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non- controlling interest	Total
Balance at Dec. 31, 2024	$ 59,082	$ 467,333	$ 70,955	$ 112,910	$ 183,865	$ 710,280	$ 1,786,425	$ 2,496,705
Net loss		(29,811)				(29,811)	(67,200)	(97,011)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	8,758	5,848	(1,137)	2,105	968	15,574	(23,574)	(8,000)
Exchange of Limited Partnership units for Public Shares	690	8,755	1,131	1,073	2,204	11,649	(11,649)
Other comprehensive income (loss), net of tax (expense) recovery				(43,141)	(43,141)	(43,141)	(109,143)	(152,284)
Share-based compensation			2,473		2,473	2,473	6,140	8,613
Balance at Sep. 30, 2025	68,530	452,125	73,422	72,947	146,369	667,024	1,580,999	2,248,023
Net loss		(125,543)				(125,543)	(307,663)	(433,206)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	1,444	811	72	118	190	2,445	(1,961)	484
Exchange of Limited Partnership units for Public Shares	23					23	(23)
Other comprehensive income (loss), net of tax (expense) recovery		3,421		(17,002)	(17,002)	(13,581)	(33,701)	(47,282)
Share-based compensation			452		452	452	1,125	1,577
Balance at Dec. 31, 2025	69,997	330,814	73,946	56,063	130,009	530,820	1,238,776	1,769,596
Net loss		(258,295)				(258,295)	(608,426)	(866,721)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	23,210	(1,365)	(1,316)	1,322	6	21,851	(35,311)	(13,460)
Exchange of Limited Partnership units for Public Shares	4	108	6	4	10	122	(122)
Other comprehensive income (loss), net of tax (expense) recovery				40,470	40,470	40,470	97,167	137,637
Share-based compensation			3,951		3,951	3,951	9,373	13,324
Balance at Sep. 30, 2026	$ 93,211	$ 71,262	$ 76,587	$ 97,859	$ 174,446	$ 338,919	$ 701,457	$ 1,040,376